Commitments and Continegencies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 JPY (¥)
Commitments and Continegencies [Line Items]
Amount outstanding		$ 5,120
Commitment for loan payments	$ 10,000,000
Loan Borrower [Member]
Commitments and Continegencies [Line Items]
Facility amount	$ 12,000,000
Trademarks [Member]
Commitments and Continegencies [Line Items]
Amount of agreement		$ 48,000	¥ 7,500,000